SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment: [X]; Amendment Number: 0001475150-12-000005

         This Amendment (Check only one):    [X]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: 028-13637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:	NOVEMBER 15, 2012


/s/ Carter F. Randolph,   Cincinnati Ohio,
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           41
                                        -------------

Form 13F Information Table Value Totals     $488,895
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
					MARKET
	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None

APPLIED MATERIALS INC COM	COM	038222105	9783778	1000	9784	876290	SH		SOLE		0	0	876290
AT&T INC COM	COM	00206R102	12593308	1000	12593	334040	SH		SOLE		0	0	334040
BARRICK GOLD CORP COM	COM	067901108	4835808	1000	4836	115800	SH		SOLE		0	0	115800
BRISTOL-MYERS SQUIBB CM	COM	110122108	13012313	1000	13012	385550	SH		SOLE		0	0	385550
CHEVRON CORP COM	COM	166764100	13799538	1000	13800	118390	SH		SOLE		0	0	118390
CHUBB CORP COM	COM	171232101	13265092	1000	13265	173900	SH		SOLE		0	0	173900
CISCO SYSTEMS INC COM	COM	17275R102	355167	1000	355	18600	SH		SOLE		0	0	18600
CME GROUP INC COM	COM	12572Q105	6741314	1000	6741	117670	SH		SOLE		0	0	117670
CONOCOPHILLIPS CORP COM	COM	20825C104	10585162	1000	10585	185120	SH		SOLE		0	0	185120
CORNING INC CM	COM	219350105	6208115	1000	6208	472100	SH		SOLE		0	0	472100
COVIDIEN PLC COM	COM	G2554F113	12195955	1000	12196	205250	SH		SOLE		0	0	205250
ELI LILLY & CO COM	COM	532457108	284460	1000	284	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3263951	1000	3264	193019	SH		SOLE		0	0	193019
FRANCE TELECOM SA ADR	ADR	35177Q105	179634	1000	180	14700	SH		SOLE		0	0	14700
GILEAD SCIENCES INC COM	COM	375558103	4101317	1000	4101	61832	SH		SOLE		0	0	61832
HEINZ H J CO COM	COM	423074103	288702	1000	289	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	12919743	1000	12920	216230	SH		SOLE		0	0	216230
HUMANA INC COM	COM	444859102	9645625	1000	9646	137500	SH		SOLE		0	0	137500
HUNTINGTON BANCSHARES INC COM	COM	446150401	3089325	1000	3089	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	10067746	1000	10068	444394	SH		SOLE		0	0	444394
ISHARES MSCI EMERGING MKTS	ETF	464287234	3396295	1000	3396	82185	SH		SOLE		0	0	82185
MEDTRONIC INC COM	COM	585055106	420420	1000	420	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2474220	1000	2474	129000	SH		SOLE		0	0	129000
NORFOLK SOUTHERN CORP COM	COM	655844108	11220769	1000	11221	176344	SH		SOLE		0	0	176344
ONEOK INC CM (NEW)	COM	682680103	3826152	1000	3826	79200	SH		SOLE		0	0	79200
PEPSICO INC COM	COM	713448108	11257384	1000	11257	159070	SH		SOLE		0	0	159070
PHILLIPS 66 COM	COM	718546104	4236363	1000	4236	91360	SH		SOLE		0	0	91360
PNC FINL CORP COM	COM	693475105	4392643	1000	4393	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	220734455	1000	220734	3182446	SH		SOLE		0	0	3182446
ROYAL DUTCH SHELL PLC ADR CLASS A	ADR	780259206	246258	1000	246	3548	SH		SOLE		0	0	3548
RPM INTERNATIONAL INC COM	COM	749685103	819098	1000	819	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	5198793	1000	5199	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	COM	84265V105	10424412	1000	10424	303388	SH		SOLE		0	0	303388
ST JUDE MED INC COM	COM	790849103	9040003	1000	9040	214574	SH		SOLE		0	0	214574
TELEFLEX INC COM	COM	879369106	234056	1000	234	3400	SH		SOLE		0	0	3400
TERRA NITROGEN CO LP COM UNITS	COM	881005201	6015600	1000	6016	27850	SH		SOLE		0	0	27850
TIME WARNER INC COM	COM	887317303	13737004	1000	13737	303011	SH		SOLE		0	0	303011
TITANIUM METALS CORP. COM	COM	888339207	5285896	1000	5286	411995	SH		SOLE		0	0	411995
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11149225	1000	11149	133780	SH		SOLE		0	0	133780
VANGUARD FUNDS MSCI EMERGING MARKETS ETF	ETF	922042858	5394897	1000	5395	129312	SH		SOLE		0	0	129312
WELLS FARGO COMPANY COM	COM	949746101	12174587	1000	12175	352580	SH		SOLE		0	0	352580